Form N-CSR Cover	12 Months Ended
May 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Document Period End Date	May 31, 2026